Income Tax Expense - Schedule of Unrecognized Tax Benefits Roll Forward (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Dec. 27, 2024	Jun. 28, 2024	Jun. 30, 2023	Jul. 01, 2022
Income Tax Expense [Line Items]
Unrecognized tax benefit, beginning balance	$ 47
Gross increases related to current year tax positions	3
Gross increases related to prior year tax positions	17
Gross decreases related to prior year tax positions	(7)
Unrecognized tax benefit, ending balance	60	$ 47
The Flash Business of Western Digital Corporation [Member]
Income Tax Expense [Line Items]
Unrecognized tax benefit, beginning balance	$ 47	25	$ 17	$ 11
Gross increases related to current year tax positions		15	10	7
Gross increases related to prior year tax positions		10	1	0
Gross decreases related to prior year tax positions		(3)	(3)	(1)
Settlements		0	0	0
Unrecognized tax benefit, ending balance		$ 47	$ 25	$ 17